Submission	Apr. 10, 2026
Submission [Line Items]
Central Index Key	0000868082
Registrant Name	EVERFLOW EASTERN PARTNERS LP
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES